SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Significant Accounting Policies [Line Items]
Cash, FDIC Insured Amount		$ 250,000
Employee Stock Option [Member]
Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,402,500	1,433,650
Warrant [Member]
Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,550,000	750,000